UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
                                              SHARES          VALUE
                                         --------------  ---------------
COMMON STOCK -- 96.2%
ADVERTISING -- 1.8%
    Omnicom Group                                10,150  $      861,633
                                                         ---------------
APPAREL/TEXTILES -- 1.5%
    VF                                           13,450         714,867
                                                         ---------------
BANKS -- 8.2%
    Bank of America                              16,700         774,379
    National City                                20,000         711,000
    PNC Financial Services Group                 25,350       1,365,604
    Wells Fargo                                  16,500       1,011,450
                                                         ---------------
                                                              3,862,433
                                                         ---------------
BASIC INDUSTRIES -- 1.8%
    Republic Services                            25,000         824,250
                                                         ---------------
CHEMICALS -- 6.6%
    Air Products & Chemicals                     16,600         977,906
    PPG Industries                               10,400         715,312
    Praxair                                      32,650       1,408,847
                                                         ---------------
                                                              3,102,065
                                                         ---------------
COMPUTERS & SERVICES -- 7.4%
    First Data                                   33,300       1,356,642
    Hewlett-Packard                              51,130       1,001,637
    Microsoft                                    43,100       1,132,668
                                                         ---------------
                                                              3,490,947
                                                         ---------------
FINANCIAL SERVICES -- 3.8%
    Citigroup                                    23,466       1,151,007
    Merrill Lynch                                10,825         650,258
                                                         ---------------
                                                              1,801,265
                                                         ---------------
FOOD, BEVERAGE & TOBACCO -- 3.0%
    Nestle ADR                                   21,350       1,401,177
                                                         ---------------
GAS/NATURAL GAS -- 4.0%
    KeySpan                                      30,600       1,207,782
    Sempra Energy                                18,500         688,570
                                                         ---------------
                                                              1,896,352
                                                         ---------------
HEALTH CARE -- 1.1%
    Coventry Health Care                          9,000         512,100
                                                         ---------------
INSURANCE -- 7.5%
    Allstate                                     20,900       1,054,196
    Chubb                                         9,550         711,284
    Metlife                                      16,400         651,900
    St. Paul Travelers                           30,212       1,134,158
                                                        ---------------
                                                              3,551,538
                                                        ---------------
MANUFACTURING -- 3.6%
    General Electric                             46,650       1,685,465
                                                        ---------------
MEDICAL PRODUCTS & SERVICES -- 3.5%
    Becton Dickinson                             13,600         770,440

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                SHARES          VALUE
                                          --------------  ---------------
COMMON STOCK -- CONTINUED
MEDICAL PRODUCTS & SERVICES -- CONTINUED
    Laboratory Corp. of America Holdings*        18,000  $      861,300
                                                        ---------------
                                                              1,631,740
                                                        ---------------
MULTIMEDIA -- 1.6%
    Time Warner                                  41,300         743,400
                                                        ---------------
PAPER & PAPER PRODUCTS -- 3.7%
    Kimberly-Clark                               18,950       1,241,415
    Sappi ADR                                    38,400         494,976
                                                        ---------------
                                                              1,736,391
                                                        ---------------
PETROLEUM & FUEL PRODUCTS -- 11.5%
    Anadarko Petroleum                           20,000       1,324,200
    BP ADR                                       28,050       1,672,341
    ChevronTexaco                                30,768       1,673,779
    Patterson-UTI Energy                         37,500         729,375
                                                        ---------------
                                                              5,399,695
                                                        ---------------
PHARMACEUTICALS -- 3.0%
    Abbott Laboratories                          30,950       1,393,369
                                                        ---------------
PRINTING & PUBLISHING -- 2.2%
    Gannett                                      12,800       1,024,512
                                                        ---------------
RETAIL -- 9.2%
    CVS                                          28,550       1,323,293
    Darden Restaurants                           36,300       1,073,028
    Home Depot                                   27,500       1,134,650
    Target                                       15,300         776,781
                                                        ---------------
                                                             4,307,752
                                                        ---------------
STEEL & STEEL WORKS -- 1.6%
    Nucor                                        13,500         758,160
                                                        ---------------
TELEPHONES & TELECOMMUNICATIONS -- 4.2%
    SBC Communications                           45,000       1,069,200
    Verizon Communications                       25,250         898,648
                                                        ---------------
                                                              1,967,848
                                                        ---------------
TOYS & GAMES -- 1.6%
    Mattel                                       39,600         770,220
                                                        ---------------
TRANSPORTATION SERVICES -- 3.8%
    Burlington Northern Santa Fe                 14,500         698,610
    Norfolk Southern                             31,500       1,099,980
                                                        ---------------
                                                             1,798,590
                                                        ---------------

    Total Common Stock
        (Cost $36,791,576)                                  45,235,769
                                                        ---------------

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                            FACE AMOUNT        VALUE
                                           --------------  ---------------
REPURCHASE AGREEMENT -- 3.5%
    Morgan Stanley
        2.000%, dated 01/31/05, to be
        repurchased on 02/01/05,
        repurchase price $1,636,801
        (collateralized by U.S. Treasury
        obligations, par value $1,075,329,
        3.625%, 04/15/28, with a
        total market value $1,680,447)
        (Cost $1,636,711)                  $ 1,636,711   $    1,636,711
                                                        ---------------

    Total Investments -- 99.7%
        (Cost $38,428,287)+                              $   46,872,480
                                                        ==============

         PERCENTAGES ARE BASED ON NET ASSETS OF $47,023,270.

       * NON-INCOME PRODUCING SECURITY

     ADR AMERICAN DEPOSITARY RECEIPT

         +AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $38,428,287, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,692,777 AND $(248,584), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.









TSW-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND                               TS&W FIXED INCOME
                                                                      PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              FACE AMOUNT        VALUE
                                            --------------  ---------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 38.3%
Federal Home Loan Mortgage Corporation Gold
        6.500%, 03/01/32                     $ 420,125       $ 441,571
        6.500%, 12/01/32                       537,599         563,432
        6.000%, 12/01/32                       165,512         171,043
        6.000%, 07/01/33                       499,525         516,217
        6.000%, 11/01/33                     1,085,280       1,121,361
Federal National Mortgage Association
        6.000%, 02/01/14                       372,779         390,774
        6.000%, 09/01/17                       338,578         354,549
        5.500%, 07/01/18                       231,031         238,562
        5.500%, 11/01/18                       556,719         573,672
        5.500%, 04/01/33                     1,541,223       1,571,462
        5.500%, 09/01/33                     1,424,150       1,452,005
        5.000%, 07/01/18                       355,705         361,733
        5.000%, 09/01/18                       714,584         726,695
        5.000%, 12/01/19                       489,101         497,278
        5.000%, 06/01/33                       255,990         256,019
        5.000%, 07/01/33                       789,702         789,791
        5.000%, 04/01/34                       376,628         375,970
        5.000%, 01/01/35                       659,650         658,498
Government National Mortgage Association
        6.000%, 11/15/31                       454,581         472,905
                                                          ---------------

    Total U.S. Government Mortgage-Backed Obligations
        (Cost $11,439,379)                                  11,533,537
                                                          ---------------
CORPORATE OBLIGATIONS -- 37.6%
AUTOMOTIVE -- 1.5%
General Motors
        8.250%, 07/15/23                       450,000         453,795
                                                          ---------------
BUILDING & CONSTRUCTION -- 1.7%
Ryland
        5.375%, 01/15/15                       500,000         503,471
                                                          ---------------
COMMERCIAL BANKS -- 3.9%
BB&T
        5.250%, 11/01/19                       260,000         260,841
SunTrust Banks
        6.000%, 01/15/28                       415,000         457,460
Wachovia
        6.605%, 10/01/25                       403,000         459,924
                                                          ---------------
                                                             1,178,225
                                                          ---------------
DRUGS -- 1.0%
Schering-Plough
        6.500%, 12/01/33                       260,000         300,066
                                                          ---------------
ELECTRICAL SERVICES -- 1.4%
General Electric Capital, Ser A, MTN
        6.750%, 03/15/32                       345,000         413,684
                                                          ---------------


THE ADVISORS' INNER CIRCLE FUND                               TS&W FIXED INCOME
                                                                      PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                            FACE AMOUNT        VALUE
                                          --------------  ---------------
CORPORATE OBLIGATIONS -- CONTINUED
FINANCIAL SERVICES -- 15.7%
Allstate
        3.500%, 07/30/07                      $ 100,000   $      99,415
American General Finance
        3.875%, 10/01/09                        180,000         176,871
Credit Suisse First Boston
        6.125%, 11/15/11                        300,000         327,416
Deluxe
        3.500%, 10/01/07                        265,000         260,898
Dow Jones
        7.750%, 12/29/09                        750,000         762,187
International Lease Finance
        4.500%, 05/01/08                        260,000         262,175
JP Morgan Chase
        2.770%, 01/25/08                        250,000         249,771
Metlife
        5.000%, 11/24/13                        600,000         606,508
Morgan Stanley
        4.750%, 04/01/14                        455,000         447,903
National Rural Utilities
        6.000%, 05/15/06                        415,000         428,095
SLM, Ser A, MTN
        5.000%, 10/01/13                        525,000         535,445
Washington Mutual
        4.375%, 01/15/08                        425,000         429,537
Xerox Capital Trust I
        8.000%, 02/01/27                        150,000         156,375
                                                        ---------------
                                                              4,742,596
                                                        ---------------
MEDICAL PRODUCTS & SERVICES -- 0.3%
Community Health
        6.500%, 12/15/12                        100,000         100,000
                                                        ---------------
MISCELLANEOUS BUSINESS SERVICES -- 4.0%
EOP Operating
        6.763%, 06/15/07                        536,000         567,490
Liberty Property Trust
        5.650%, 08/15/14                        420,000         434,797
Scientific Games
        6.250%, 12/15/12                        200,000         203,000
                                                        ---------------
                                                              1,205,287
                                                        ---------------
PAPER & FOREST PRODUCTS -- 0.3%
Boise Cascade
        7.125%, 10/15/14                        100,000         104,750
                                                        ---------------
PETROLEUM & FUEL PRODUCTS -- 3.1%
Anadarko Finance, Ser B
        7.500%, 05/01/31                        400,000         507,740
Conoco
        6.950%, 04/15/29                        335,000         411,631
                                                        ---------------
                                                                919,371
                                                        ---------------
STEEL & STEEL WORKS -- 0.4%
AK Steel
        7.875%, 02/15/09                        125,000         128,125
                                                        ---------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W FIXED INCOME
                                                                      PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                            FACE AMOUNT        VALUE
                                           --------------  ---------------
CORPORATE OBLIGATIONS -- CONTINUED
TELEPHONES & TELECOMMUNICATIONS -- 3.7%
Comcast
        5.300%, 01/15/14                      $ 375,000   $     386,740
Verizon New England
        6.500%, 09/15/11                        650,000         715,677
                                                          ---------------
                                                              1,102,417
                                                          ---------------
TRANSPORTATION SERVICES -- 0.6%
General Maritime
        10.000%, 03/15/13                       150,000         171,375
                                                          ---------------

    Total Corporate Obligations
        (Cost $11,113,214)                                   11,323,162
                                                          ---------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- 8.5%
Commercial Mortgage Pass-Through Certificate,
  Ser 2004-LB4A, Cl A2
        4.049%, 10/15/37                        565,000         562,014
JP Morgan Chase Commercial Mortgage
  Securities, Ser 2004-C3, Cl AJ
        4.922%, 01/15/42                        475,000         481,535
LB-UBS Commercial Mortgage Trust,
  Ser 2004-C2, Cl A2
        3.246%, 03/15/29                        325,000         314,601
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A2
        4.050%, 01/13/41                        400,000         396,906
Residential Asset Securitization
 Trust, Ser 2003-A6, Cl A1
        4.500%, 07/25/33                        397,553         391,380
Saxon Asset Securities Trust,
  Ser 2003-3, Cl AF2
        2.820%, 12/25/33                        396,886         395,823
                                                          ---------------

    Total Other Mortgage-Backed Obligations
        (Cost $2,566,670)                                     2,542,259
                                                          ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.2%
Federal Home Loan Bank
        3.165%, 07/27/07                        450,000         445,522
Federal Home Loan Mortgage Corporation
        4.875%, 11/15/13                        350,000         361,447
Federal Home Loan Mortgage Corporation Gold
        2.250%, 12/15/05                        475,000         470,268
Federal National Mortgage Association
        3.250%, 06/28/06                        300,000         299,312
                                                          ---------------

    Total U.S. Government Agency Obligations
        (Cost $1,580,922)                                     1,576,549
                                                          ---------------
U.S. TREASURY OBLIGATIONS -- 2.6%
United States Treasury Notes
        4.625%, 05/15/06                        315,000         321,140
        3.500%, 11/15/06                        470,000         472,203
                                                          ---------------

    Total U.S. Treasury Obligations
        (Cost $807,711)                                         793,343
                                                          ---------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W FIXED INCOME
                                                                      PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                         FACE AMOUNT         VALUE
                                       --------------   ---------------
TAXABLE MUNICIPAL BOND -- 1.8%
Fiscal Year 2005 Securitization
 Corporation New York, Special
    Obligations Bond, Ser B
        3.510%, 10/01/12                     $ 525,000  $      525,656
                                                        ---------------

    Total Taxable Municipal Bond
        (Cost $523,015)                                        525,656
                                                        ---------------
REPURCHASE AGREEMENT -- 6.9%
    Morgan Stanley
        2.000%, dated 01/31/05, to be
        repurchased on 02/01/05, repurchase
        price $2,089,792 (collateralized
        by U.S. Treasury obligation, par
        value $1,372,931, 3.625%, 04/15/28,
        with a total market value
        $2,145,519) (Cost $2,089,678)        2,089,678       2,089,678
                                                        ---------------

    Total Investments -- 100.9%
        (Cost $30,120,589)+                             $   30,384,184
                                                        ===============

         PERCENTAGES ARE BASED ON NET ASSETS OF $30,115,558.

CL       CLASS

MTN      MEDIUM TERM NOTE

SER      SERIES

         +AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $30,128,589, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $365,289 AND $(101,694), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.






TSW-QH-002-0200

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                 --------------  ---------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 92.5%
--------------------------------------------------------------------------------
AUSTRALIA -- 1.7%
    Brambles Industries                                184,000  $    1,045,191
                                                                --------------
FINLAND -- 1.9%
    Fortum                                              25,000         446,466
    Huhtamaki                                           50,600         751,940
                                                                --------------
                                                                     1,198,406
                                                                --------------
FRANCE -- 6.4%
    AXA                                                 44,800       1,087,390
    BNP Paribas                                         14,400       1,038,981
    Total                                                4,500         964,953
    Valeo                                               23,303         949,573
                                                                --------------
                                                                     4,040,897
                                                                --------------
GERMANY -- 9.8%
    Adidas-Salomon                                       8,100       1,212,673
    Deutsche Bank*                                       9,100         774,015
    E.ON ADR                                            12,400       1,108,436
    Hannover Rueckversicherung*                         34,300       1,320,338
    Linde*                                              16,100       1,021,655
    Schering*                                           11,100         750,962
                                                                --------------
                                                                     6,188,079
                                                                --------------
HONG KONG -- 6.0%
    China Mobile Hong Kong                             210,000         658,278
    CNOOC ADR*                                          22,000       1,177,880
    Denway Motors                                    2,528,000         931,807
    Li & Fung                                          624,300       1,028,507
                                                                --------------
                                                                     3,796,472
                                                                --------------
ITALY -- 5.5%
    ENI                                                 51,600       1,253,786
    Indesit (fomerly Merloni Elettrodomestici)          50,500         855,122
    Telecom Italia, Savings Shares*                    413,337       1,325,461
                                                                --------------
                                                                     3,434,369
                                                                --------------
JAPAN -- 14.6%
    Daikin Industries                                   36,000         970,857
    East Japan Railway                                     210       1,134,696
    Mitsubishi Tokyo Financial Group                        80         755,498
    Nomura Holdings                                     68,000         894,572
    NTT DoCoMo                                             490         852,545
    Ricoh                                               47,000         830,922
    Rohm                                                 9,000         820,357
    Suzuki Motor                                        54,700       1,001,419
    Toppan Printing                                     91,000         976,366
    Toray Industries                                   197,000         919,733
                                                               ---------------
                                                                     9,156,965
                                                               ---------------
NETHERLANDS -- 3.3%
    ING Groep                                           36,856       1,060,803
    Koninklijke Philips Electronics*                    39,400       1,030,279
                                                               ---------------
                                                                     2,091,082
                                                               ---------------

THE ADVISORS' INNER CIRCLE FUND                              TS&W INTERNATIONAL
                                                               EQUITY PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                --------------  ---------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
SOUTH AFRICA -- 1.3%
    Sappi                                               63,600  $      814,481
                                                               ---------------
SOUTH KOREA -- 1.7%
    Samsung Electronics                                  2,244       1,083,159
                                                               ---------------
SPAIN -- 5.2%
    Banco Santander Central Hispano                     96,500       1,145,970
    Endesa*                                             35,100         799,333
    Repsol YPF ADR*                                     51,400       1,314,812
                                                               ---------------
                                                                     3,260,115
                                                               ---------------
SWEDEN -- 6.8%
    Assa Abloy, Cl B*                                   57,021         901,837
    Nordea Bank*                                       115,000       1,065,783
    Telefonaktiebolaget LM Ericsson ADR*                37,100       1,088,143
    Volvo                                               30,300       1,229,495
                                                               ---------------
                                                                     4,285,258
                                                               ---------------
SWITZERLAND -- 6.5%
    Credit Suisse Group*                                28,600       1,151,460
    Nestle                                               4,050       1,063,189
    Novartis*                                           19,700         944,804
    Roche Holding*                                       8,900         948,035
                                                               ---------------
                                                                     4,107,488
                                                               ---------------
UNITED KINGDOM -- 21.8%
    Anglo American                                      39,500         917,851
    Aviva                                               93,747       1,122,782
    Barclays                                            94,100       1,032,944
    BP ADR                                              19,100       1,138,742
    Gallaher Group                                      59,100         871,126
    Geest                                               68,911         831,827
    GlaxoSmithKline                                     43,192         957,206
    HSBC Holdings (HKD)                                 70,715       1,169,532
    Lastminute.com*                                    269,000         565,707
    Rio Tinto                                           20,000         622,413
    Scottish & Southern Energy                          67,300       1,129,082
    Smith & Nephew                                     104,000       1,018,041
    Tesco                                              191,678       1,114,396
    Vodafone Group                                     475,805       1,229,459
                                                               ---------------
                                                                    13,721,108
                                                               ---------------
    TOTAL FOREIGN COMMON STOCK
        (Cost $46,482,575)                                          58,223,070
                                                               ---------------
--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY -- 3.1%
--------------------------------------------------------------------------------
UNITED STATES -- 3.1%
    iShares MSCI Japan Index Fund*
          (Cost $1,689,863)                            186,200       1,971,858
                                                               ---------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   FACE AMOUNT        VALUE
                                                   ------------   -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.4%
--------------------------------------------------------------------------------
    Morgan Stanley
        2.000%, dated 01/31/05, to be repurchased
        on 02/01/05, repurchase price $2,782,977
        (collateralized by U.S. Treasury obligation,
        par value $1,828,333, 3.625%, 04/15/28,
        with a total market value $2,857,188)
          (Cost $2,782,825)                         $2,782,825  $    2,782,825
                                                                --------------

    TOTAL INVESTMENTS -- 100.0%
        (Cost $50,955,262)+                                     $   62,977,753
                                                                ==============
          PERENTAGES ARE BASED ON NET ASSETS OF $62,955,280.

       *  NON-INCOME PRODUCING SECURITY

     ADR  AMERICAN DEPOSITARY RECEIPT

      CL  CLASS

     HKD  HONG KONG DOLLAR

       + AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $50,955,263, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,119,370 AND $(3,096,880), RESPECTIVELY.

          FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




TSW-QH-003-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.